Shareholders equity - Treasury stock (Details) - EUR (€) € / shares in Units, € in Thousands					1 Months Ended																		4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Apr. 02, 2020	Jun. 14, 2019	Mar. 11, 2019	May 12, 2016	Dec. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2020	May 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Apr. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 2017
Treasury stock
Maximum purchase of treasury shares, as a percent to registered capital				10.00%
Maximum value of share capital authorized to be repurchased				€ 30,537
Value of treasury shares held										€ 370,502																€ 370,502			€ 370,502
Value of shares repurchased																												€ 365,988	€ 589,305	€ 37,221
Treasury stock
Treasury stock
Maximum number of treasury shares authorized to be purchased	14,879,979	12,000,000	6.000000
Maximum value of treasury shares authorized to be purchased		€ 660,000	€ 330,000
Average price per share, at date										€ 60.66										€ 51.00						€ 60.66			€ 60.66	€ 51.00		€ 65.63
Average price paid per repurchased share, during period						€ 63.07	€ 63.05	€ 249.10	€ 84.37	€ 63.85	€ 64.78	€ 57.85	€ 59.67	€ 57.53	€ 66.77	€ 67.11	€ 72.97	€ 72.83	€ 69.86		€ 86.14	€ 86.69	€ 64.35	€ 71.55	€ 86.37	€ 62.55	€ 6,350.00
Average price per retired share, during period					€ 62.44											€ 71.55				€ 87.23
Number of treasury shares held										6,107,629										999,951						6,107,629			6,107,629	999,951		1,659,951
Number of shares repurchased						694,813	4,842,943	25,319	124,398	564,908	852,859	692,910	627,466	835,208	1,029,655	504,672	147,558	1,993,974	1,629,240		257,726	173,274	5,687,473	3,770,772	431,000	5,107,678	10,795,151	5,687,473	8,878,450	431,000	999,951
Number of shares retired					11,795,102											3,770,772				1,091,000								11,795,102	3,770,772	1,091,000
Value of treasury shares held										€ 370,502										€ 50,993						€ 370,502			€ 370,502	€ 50,993		€ 108,931
Value of shares repurchased						€ 43,824	€ 305,362	€ 6,307	€ 10,495	€ 36,067	€ 55,245	€ 40,084	€ 37,445	€ 48,050	€ 68,748	€ 33,870	€ 10,766	€ 145,214	€ 113,816		€ 22,201	€ 15,020	€ 365,988	€ 269,796	€ 37,221	€ 319,509		€ 365,988	589,305	37,221
Value of shares retired					€ 736,490											€ 269,796				€ 95,159								€ 736,490	€ 269,796	€ 95,159